cik
1359869

Paras Madho
Director
Securities Operations

NYSE Group

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

07044946

CERTNYS

1-33320

February 21, 2007

RECD S.E.C.
FEB 2 1 2007
1086

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, BAC CAPITAL TRUST XIII, Floating Rate Preferred Hybrid Income Term Securities (and the Guarantee related thereto) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on February 21, 2007. Tentative listing date – February 22, 2007.

Sincerely,

PROCESSED
FEB 2 3 2007
THOMSON
FINANCIAL

END